2 Accounting policies (Details)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
BM Insurance Company Limited ("BM Insurance") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	[1]	BM Insurance Company Limited ("BM Insurance")
Headquarters	[1]	Bermuda
Total voting interest		100.00%	[1]	100.00%	[1]
Braskem America Finance Company ("Braskem America Finance") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem America Finance Company ("Braskem America Finance")
Headquarters		EUA
Total voting interest		100.00%		100.00%		100.00%
Braskem America, Inc. ("Braskem America") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem America, Inc. (“Braskem America”)
Headquarters		EUA
Total voting interest		100.00%		100.00%		100.00%
Braskem Argentina S.A. ("Braskem Argentina") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Argentina S.A. (“Braskem Argentina”)
Headquarters		Argentina
Total voting interest		100.00%		100.00%		100.00%
Braskem Europe GmbH ("Braskem Alemanha")
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Europe GmbH ("Braskem Alemanha")
Headquarters		Germany
Total voting interest		100.00%		100.00%		100.00%
Braskem Finance Limited ("Braskem Finance")
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Finance Limited (“Braskem Finance”)
Headquarters		Cayman Islands
Total voting interest		100.00%		100.00%		100.00%
Braskem Idesa S.A.P.I. ("Braskem Idesa") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Idesa S.A.P.I. ("Braskem Idesa")
Headquarters		Mexico
Total voting interest		75.00%		75.00%		75.00%
Braskem Idesa Servicios S.A. de CV ("Braskem Idesa Servicos") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Idesa Servicios S.A. de CV ("Braskem Idesa Serviços")
Headquarters		Mexico
Total voting interest		75.00%		75.00%		75.00%
Braskem Incorporated Limited ("Braskem Inc") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Incorporated Limited ("Braskem Inc")
Headquarters		Cayman Islands
Total voting interest		100.00%		100.00%		100.00%
Braskem International GmbH ("Braskem Austria") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	[2]	Braskem International GmbH ("Braskem Austria")
Headquarters	[2]	Austria
Total voting interest	[2]					100.00%
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem Mexico Sofom") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")
Headquarters		Mexico
Total voting interest		100.00%		100.00%		100.00%
Braskem Mexico, S. de RL de CV ("Braskem Mexico") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Mexico, S. de RL de CV ("Braskem México")
Headquarters		Mexico
Total voting interest		100.00%		100.00%		100.00%
Braskem Mexico Servicios S. RL de CV ("Braskem Mexico Servicos") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Mexico Servicios S. RL de CV ("Braskem México Serviços")
Headquarters		Mexico
Total voting interest		100.00%		100.00%		100.00%
Braskem Netherlands B.V. ("Braskem Holanda") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Netherlands B.V. ("Braskem Holanda")
Headquarters		Netherlands
Total voting interest		100.00%		100.00%		100.00%
Braskem Netherlands Finance B.V. ("Braskem Holanda Finance") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)
Headquarters		Netherlands
Total voting interest		100.00%		100.00%		100.00%
Braskem Netherlands Inc. B.V. ("Braskem Holanda Inc") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc”)
Headquarters		Netherlands
Total voting interest		100.00%		100.00%		100.00%
Braskem Petroquimica Chile Ltda. ("Braskem Chile") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Petroquímica Chile Ltda. (“Braskem Chile”)
Headquarters		Chile
Total voting interest		100.00%		100.00%		100.00%
Cetrel S.A. ("Cetrel") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Cetrel S.A. ("Cetrel")
Headquarters		Brazil
Total voting interest		63.70%		63.66%		63.66%
Distribuidora de Agua Camacari S.A. ("DAC") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Distribuidora de Água Camaçari S.A. ("DAC")
Headquarters		Brazil
Total voting interest		63.70%		63.66%		63.66%
Lantana Trading Co. Inc. ("Lantana") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Lantana Trading Co. Inc. (“Lantana”)
Headquarters		Bahamas
Total voting interest		100.00%		100.00%		100.00%
Fundo de Investimento Caixa Jupiter Multimercado Credito Privado Longo Prazo ("FIM Jupiter") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")
Headquarters		Brazil
Total voting interest		100.00%		100.00%		100.00%
Fundo de Investimento Santander Netuno Multimercado Credito Privado Longo Prazo ("FIM Netuno") [Member]
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	[3]	Fundo de Investimento Santander Netuno Multimercado Crédito Privado Longo Prazo ("FIM Netuno")
Headquarters	[3]	Brazil
Total voting interest	[3]	100.00%		100.00%

[1]	Created in October 2018.
[2]	Terminated in June 2018.
[3]	Multi-asset fund created in December 2018.